Income Taxes - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred tax assets	$ 93,660	$ 57,700
Benefit (expense) to statement of earnings	37,439	35,960
Acquired from Jerritt Canyon	13,076
Deferred tax assets	144,175	93,660
Deferred tax liabilities
Deferred tax liabilities	72,745	70,475
Expense (Benefit) to statement of earnings	18,329	5,459
Reclassed to current income taxes payable	(1,549)	(2,245)
Charged to OCI		1,633
Divestiture of exploration projects		(2,577)
Acquired from Jerritt Canyon	123,578
Benefit to equity	9,843
Translation and other	(2,192)
Deferred tax liabilities	220,754	72,745
Statements Of Financial Position Presentation [Abstract]
Net deferred tax assets	74,257	69,644
Deferred tax liabilities	150,836	48,729
Deferred tax (assets) liabilities	76,579	(20,915)
Losses [Member]
Deferred tax assets
Deferred tax assets	147,799	126,472
Benefit (expense) to statement of earnings	29,196	21,327
Acquired from Jerritt Canyon	10,275
Deferred tax assets	187,270	147,799
Provisions [Member]
Deferred tax assets
Deferred tax assets	25,276	22,887
Benefit (expense) to statement of earnings	16,467	2,389
Acquired from Jerritt Canyon	0
Deferred tax assets	41,743	25,276
Deferred tax asset not recognized [Member]
Deferred tax assets
Deferred tax assets	(88,716)	(100,504)
Benefit (expense) to statement of earnings	(12,891)	11,788
Acquired from Jerritt Canyon	0
Deferred tax assets	(101,607)	(88,716)
Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	9,301	8,845
Benefit (expense) to statement of earnings	4,667	456
Acquired from Jerritt Canyon	2,801
Deferred tax assets	16,769	9,301
Property, plant and equipment and mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities	56,884	33,001
Expense (Benefit) to statement of earnings	12,186	23,883
Reclassed to current income taxes payable	0	0
Charged to OCI		0
Divestiture of exploration projects		0
Acquired from Jerritt Canyon	123,578
Benefit to equity	0
Translation and other	0
Deferred tax liabilities	192,648	56,884
Effect of Mexican tax deconsolidation [Member]
Deferred tax liabilities
Deferred tax liabilities	2,071	4,429
Expense (Benefit) to statement of earnings	84	(113)
Reclassed to current income taxes payable	(1,549)	(2,245)
Charged to OCI		0
Divestiture of exploration projects		0
Acquired from Jerritt Canyon	0
Benefit to equity	0
Translation and other	0
Deferred tax liabilities	606	2,071
Other deferred tax liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities	13,790	33,045
Expense (Benefit) to statement of earnings	6,059	(18,311)
Reclassed to current income taxes payable	0	0
Charged to OCI		1,633
Divestiture of exploration projects		(2,577)
Acquired from Jerritt Canyon	0
Benefit to equity	9,843
Translation and other	(2,192)
Deferred tax liabilities	$ 27,500	$ 13,790